Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Estimated Useful Lives Assigned to Principal Categories of Assets

The estimated useful lives assigned to principal categories of assets are as follows:

Land and buildings
– Freehold buildings	14 to 50 years
– Short-term leasehold improvements	Shorter of 10 years or lease term
– Leasehold land and buildings	Unexpired portion of lease or 40 years, whichever is the shorter

Network infrastructure
Transmission equipment
– Duct	40 years
– Cable	3 to 25 years
– Fibre	5 to 20 years
Exchange equipment	2 to 13 years
Other network equipment	2 to 20 years

Other assets
– Motor vehicles	2 to 9 years
– Computers and office equipment	3 to 7 years

Summary of the Carrying Values of Software, Property, Plant and Equipment

	Land and buildings[a] £m	Network infrastructure[a] £m	Other[b] £m	Assets in course of construction £m	Total £m

Cost
At 31 March 2017	1,302	49,372	1,938	1,413	54,025
Additions[c]	12	193	92	2,597	2,894
Transfers	36	2,793	16	(2,845)	–
Disposals and adjustments[d]	(82)	(1,540)	(119)	(48)	(1,789)
Exchange differences	(6)	(35)	(13)	1	(53)
At 31 March 2018	1,262	50,783	1,914	1,118	55,077
Additions[c]	12	97	119	3,034	3,262
Transfers	13	2,988	18	(3,063)	(44)
Disposals and adjustments[d]	(178)	(1,943)	(333)	102	(2,352)
Exchange differences	(2)	(32)	4	–	(30)
At 31 March 2019	1,107	51,893	1,722	1,191	55,913
Accumulated depreciation
At 31 March 2017	817	35,214	1,554	–	37,585
Charge for the year	57	2,213	121	–	2,391
Disposals and adjustments[d]	(96)	(1,613)	(107)	–	(1,816)
Exchange differences	(5)	(24)	(10)	–	(39)
At 31 March 2018	773	35,790	1,558	–	38,121
Charge for the year	51	2,236	105	–	2,392
Transfers	1	(4)	–	–	(3)
Disposals and adjustments[d]	(104)	(1,940)	(296)	–	(2,340)
Exchange differences	(1)	(30)	4	–	(27)
At 31 March 2019	720	36,052	1,371	–	38,143

Carrying amount
At 31 March 2019	387	15,841	351	1,191	17,770
Engineering stores	–	–	–	65	65
Total at 31 March 2019	387	15,841	351	1,256	17,835
At 31 March 2018	489	14,993	356	1,118	16,956
Engineering stores	–	–	–	44	44
Total at 31 March 2018	489	14,993	356	1,162	17,000

[a]

The carrying amount of the group’s property, plant and equipment includes an amount of £34m (2017/18: £53m) in respect of assets held under finance leases, comprising land and buildings of £34m (2017/18: £42m) and network infrastructure of £nil (2017/18: £11m). The depreciation expense on those assets in 2018/19 was £2m (2017/18: £10m), comprising land and buildings of £2m (2017/18: £3m) and network infrastructure of £nil (2017/18: £7m).

[b]	Other mainly comprises motor vehicles, computers and fixtures and fittings.
[c]	Net of grant deferral of £63m (2017/18: £74m net grant funding).
[d]

Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £1.9bn (2017/18: £1.3bn). Disposals and adjustments also reflect the reclassification of the BT Centre property to held for sale (£89m), and £124m of adjustments resulting from changes in assumptions used in calculating lease-end obligations where the corresponding asset is capitalised.

Summary of Property Plant and Equipment
At 31 March	2019 £m	2018 £m

The carrying amount of land and buildings, including leasehold improvements, comprised:
Freehold	158	261
Leasehold	229	228
Total land and buildings	387	489